Trade and other receivables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade and other receivables

12. Trade and other receivables

	2025	2024
	US$	US$
Trade receivables, net
- Non-related parties	853,668	683,939
	853,668	683,939
Non-trade receivables
- Advance payment to suppliers	138,532	119,745
- Deposits	112,367	108,550
- Prepayments	35,553	128,308
	286,452	356,603

	1,140,120	1,040,542

Receivables that are past due but not impaired

The Group had trade receivables amounting to US$165,032 (2024: US$117,153) that were past due at the reporting date but were not impaired. These receivables were unsecured and the analysis of their aging based on their trade date at the reporting date is as follows:

	2025	2024
	US$	US$
Less than 30 days	15,415	96,741
30 to 90 days	82,452	20,412
More than 90 days	67,165	-
	165,032	117,153

The trade receivables and contract assets are subject to the expected credit loss model under the financial reporting standard on financial instruments. At all reporting dates the historical observed default rates are updated and changes in the forward-looking estimates are analyzed. Details of impairment of trade and other receivables are set out in Note 23(b)(ii).

As of December 31, 2025, the Group has made allowance for expected credit loss amounting to US$48,972 (2024: US$47,691).

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024